ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The fair values of the identifiable assets and liabilities of the Company acquired as at the date of Transaction were as follows:

Net assets acquired:	Note	USD
Prepayment, other receivables and other assets		2,191
Cash and cash equivalents		50
Other payables and accruals		(18,851)
Total identifiable net assets at fair value		(16,610)
Recapitalization difference taken to reverse acquisition reserve	21	16,610
Deemed consideration		-
An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
Cash consideration paid		-
Cash and cash equivalents acquired		50
Net cash inflow generated from acquisition		50

8i Enterprises Acquisition Corp [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The fair values of the identifiable assets and liabilities of 8i Enterprises acquired as at 30 September 2020, the date of Transaction were as follows:

Net assets acquired:	Notes	USD
Prepayment, other receivables and other assets		54,166
Cash held in trust		35,263,363
Cash and cash equivalents		24,149,525
Redemption liability		(35,263,363)
Accounts payable		(909,051)
Other payables and accruals		(1,725,000)
Amount due to Diginex HK		(390,030)
Total identifiable net assets at fair value		21,179,610
Transaction expense	6	45,413,018
Deemed consideration (see below)		66,592,628

Deemed consideration comprised of:
- 6,688,392 shares valued at $8.50 per share		56,851,332
- 6,212,050 warrants valued at $1.34 per warrant	23	8,324,147
- 345,000 unit purchase options valued at $ 4.11 per unit	22.6	1,417,149
		66,592,628

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
Cash consideration paid		-
Cash and cash equivalents acquired		24,149,525
Net cash inflow generated from acquisition		24,149,525